Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022
Miscellaneous non-current liabilities [abstract]
Renewable volume obligation, net	$ 400	$ 101
Pension and Other Post-Employment Benefit Plan	191	201
Provision for West White Rose Expansion Project	169	204
Provisions for Onerous and Unfavourable Contracts	76	95
Employee Long-Term Incentives	127	245
Drilling Provisions	25	31
Deferred Revenue	39	45
Other	156	120
Other liabilities	1,183	1,042
RVO included in other liabilities, gross	1,100	1,100
RINs included in other liabilities, gross	$ 700	$ 1,000